Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2016
Registrant Name	LORD ABBETT DEVELOPING GROWTH FUND, INC.
Central Index Key	0000276914
Amendment Flag	false
Document Creation Date	Nov. 10, 2016
Document Effective Date	Nov. 22, 2016
Prospectus Date	Nov. 10, 2016